Fair value measurement - Changes in level 3 assets and liabilities measured at fair value on a recurring basis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets, Fair Value Disclosure [Abstract]
Beginning Balance	$ 120,068	$ 153,058	$ 172,149
Gains (Losses) included in earnings	(10,318)	(42,115)	(27,563)
Gains (losses) included in OCI	(13)	(18)	(1)
Additions	13,419	9,548	9,239
Settlements	(282)	(405)	(740)
Transfers out of Level 3			(26)
Ending Balance	122,874	120,068	153,058
Changes in unrealized gains (losses) included in earnings relating to assets still held	6,364	(19,300)	(14,169)
Liabilities, Fair Value Disclosure [Abstract]
Beginning Balance	0
Liabilitiy - Gains (Losses) included in earnings	0
Gains (losses) included in OCI	0
Additions	(9,241)
Settlements	0
Ending Balance	(9,241)	0
Fair Value Liabilities Measured On Recurring Basis Change In Unrealized Gain Loss	0
Contingent consideration
Liabilities, Fair Value Disclosure [Abstract]
Beginning Balance	0
Liabilitiy - Gains (Losses) included in earnings	0
Gains (losses) included in OCI	0
Additions	(9,241)
Settlements	0
Ending Balance	(9,241)	0
Fair Value Liabilities Measured On Recurring Basis Change In Unrealized Gain Loss	0
Debt securities available-for-sale | Mortgage Backed Securities
Assets, Fair Value Disclosure [Abstract]
Beginning Balance	1,014	1,182	1,233
Gains (Losses) included in earnings	0	0	0
Gains (losses) included in OCI	(13)	(18)	(1)
Additions	0	0	0
Settlements	(175)	(150)	(50)
Transfers out of Level 3			0
Ending Balance	826	1,014	1,182
Changes in unrealized gains (losses) included in earnings relating to assets still held	0	0	0
Trading account debt securities | Mortgage Backed Securities
Assets, Fair Value Disclosure [Abstract]
Beginning Balance		0	43
Gains (Losses) included in earnings			(1)
Gains (losses) included in OCI			0
Additions			25
Settlements			(41)
Transfers out of Level 3			(26)
Ending Balance			0
Changes in unrealized gains (losses) included in earnings relating to assets still held			0
Trading account debt securities | CMO
Assets, Fair Value Disclosure [Abstract]
Beginning Balance	278	530	611
Gains (Losses) included in earnings	(1)	(1)	(1)
Gains (losses) included in OCI	0	0	0
Additions	29	4	71
Settlements	(107)	(255)	(151)
Transfers out of Level 3			0
Ending Balance	198	278	530
Changes in unrealized gains (losses) included in earnings relating to assets still held	(1)	0	1
Trading account debt securities | Other
Assets, Fair Value Disclosure [Abstract]
Beginning Balance	381	440	485
Gains (Losses) included in earnings	(101)	(59)	(45)
Gains (losses) included in OCI	0	0	0
Additions	0	0	0
Settlements	0	0	0
Transfers out of Level 3			0
Ending Balance	280	381	440
Changes in unrealized gains (losses) included in earnings relating to assets still held	(45)	27	20
Mortgage Servicing Rights
Assets, Fair Value Disclosure [Abstract]
Beginning Balance	118,395	150,906	169,777
Gains (Losses) included in earnings	(10,216)	(42,055)	(27,516)
Gains (losses) included in OCI	0	0	0
Additions	13,391	9,544	9,143
Settlements	0	0	(498)
Transfers out of Level 3			0
Ending Balance	121,570	118,395	150,906
Changes in unrealized gains (losses) included in earnings relating to assets still held	$ 6,410	$ (19,327)	$ (14,190)